capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations
EBITDA	$ (6,290)	$ (5,494)
Gain on disposition of financial solutions business	(410)
Deduct non-cash gains from the sale of property, plant and equipment		(4)
Restructuring and other costs, net of disbursements	10	35
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing	(45)	43
Effects of lease principal	(502)	(365)
Leases accounted for as finance leases prior to adoption of IFRS 16		86
Share-based compensation expense, net	139	27
Net employee defined benefit plans expense	113	102
Employer contributions to employee defined benefit plans	(53)	(51)
Interest paid	(744)	(740)
Interest received	17	13
Capital expenditures (excluding spectrum licences)	(3,498)	(2,775)
Free cash flow before income taxes	1,317	1,865
Income taxes paid, net of refunds	(601)	(430)
Effect of disposition of financial solutions business on income taxes paid	61
Free cash flow	777	1,435
Effects of lease principal and leases accounted for as finance leases prior to adoption of IFRS 16	(502)	(279)
Gain on disposition of financial solutions business, net of effect on income taxes paid	(349)
Individually immaterial items included in net income neither providing nor using cash	(40)	85
Cash provided by operating activities	$ 4,388	$ 4,574